Share capital and reserves (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares $ / shares	Dec. 31, 2023 shares $ / shares $ / shares	Dec. 31, 2022 shares $ / shares $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Balance, outstanding and exercisable	8,858,846	17,448,504	22,168,504
Issued, outstanding and exercisable (in shares)
Exercised, outstanding and exercisable (in shares)
Expired, outstanding and exercisable (in shares)	(8,858,846)	(8,589,658)	(4,720,000)
Balance, oustanding and exercisable		8,858,846	17,448,504
Balance, weighted average exercise price | $ / shares	$ 1.08	$ 0.88	$ 0.95
Issued, weighted average exercise price | $ / shares
Exercised, weighted average exercise price | $ / shares
Expired, weighted average exercise price | $ / shares	1.08	0.64	1.35
Balance, weighted average exercise price | $ / shares		$ 1.08	$ 0.88
March 182024 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Mar. 18, 2024	Mar. 18, 2024	Mar. 18, 2024
Exercise price | $ / shares	$ 0.80	$ 0.80	$ 0.80
Balance	7,923,077	7,923,077	7,923,077
Issued
Exercised
Issued	(7,923,077)
Balance		7,923,077	7,923,077
March 182024 One [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Mar. 18, 2024	Mar. 18, 2024	Mar. 18, 2024
Exercise price | $ / shares	$ 0.80	$ 0.80	$ 0.80
Balance	435,769	435,769	435,769
Issued
Exercised
Issued	(435,769)
Balance		435,769	435,769
May 142024 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	May 14, 2024	May 14, 2024	May 14, 2024
Exercise price | $ / shares				$ 1.50	$ 1.50	$ 1.50
Balance	500,000	500,000	500,000
Issued
Exercised
Issued	(500,000)
Balance		500,000	500,000
March 272023 [Member]
IfrsStatementLineItems [Line Items]
Expiry date		Mar. 27, 2023	Mar. 27, 2023
Exercise price | $ / shares					0.50		$ 0.50
Balance		5,489,658	5,489,658
Issued
Exercised
Issued		(5,489,658)
Balance			5,489,658
August 62023 [Member]
IfrsStatementLineItems [Line Items]
Expiry date		Aug. 06, 2023	Aug. 06, 2023
Exercise price | $ / shares					$ 0.90		0.90
Balance		3,100,000	3,100,000
Issued
Exercised
Issued		(3,100,000)
Balance			3,100,000
June 72022 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			Jun. 07, 2022
Exercise price | $ / shares							$ 1.35
Balance			4,720,000
Issued
Exercised
Issued			(4,720,000)
Balance